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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-102137


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                          FS VARIABLE SEPARATE ACCOUNT
                         Supplement to the Prospectuses:

                  POLARIS II VARIABLE ANNUITY Dated May 1, 2007
                (F3802PRO.4, F3082PRR.4, F4305PRO.1, F4308PRO.1)

              POLARIS CHOICE III VARIABLE ANNUITY Dated May 1, 2007
                            (F4188PRO.1, F4309PRO.1)

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The MarketLock For Life Plus optional living benefit is currently not available for election.















Date:  May 11, 2007


                Please keep this Supplement with your Prospectus


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